General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
Disclosure Of General And Administrative Expenses [Abstract]
General and Administrative Expenses
11.	GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the Company’s general and administrative expenses during the years ended December 31, 2018 and 2017:

	For the years ended December 31,
	2018	2017
	$	$
Salaries, benefits and directors' fees	4,410	3,746
Office and administration	1,331	743
Professional fees	1,247	926
Regulatory and filing fees	826	403
Travel	624	711
Organoclay marketing expenses	579	565
Investor relations	309	152
Depreciation	93	51
	9,419	7,296